Offerings	Nov. 21, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (1)
Amount Registered | shares	3,328,012
Proposed Maximum Offering Price per Unit | $ / shares	2.97
Maximum Aggregate Offering Price	$ 9,884,195.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,365.00
Offering Note	The 33,886,832 shares of Common Stock consist of (i) 3,328,012 shares of Common Stock issued to the Selling Stockholders, (ii) 25,294,068 shares of Common Stock underlying the Pre-Funded Warrants with an exercise price per share equal to $0.01, and (iii) 5,264,752 shares of Common Stock underlying the Strategic Advisor Warrants with an exercise price per share equal to $0.01.With respect to the shares of Common Stock offered by the Selling Stockholders, estimated at $2.97 per share, which is the average of the high and low prices as reported on The Nasdaq Capital Market on November 18, 2025, for the purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock underlying Pre-Funded Warrants
Amount Registered | shares	25,294,068
Proposed Maximum Offering Price per Unit | $ / shares	2.97
Maximum Aggregate Offering Price	$ 75,123,381.96
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,374.53
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Company’s common stock, par value $0.01 per share (“Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common stock underlying Strategic Advisor Warrants
Amount Registered | shares	5,264,752
Proposed Maximum Offering Price per Unit | $ / shares	2.97
Maximum Aggregate Offering Price	$ 15,636,313.44
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,159.37
Offering Note	The 33,886,832 shares of Common Stock consist of (i) 3,328,012 shares of Common Stock issued to the Selling Stockholders, (ii) 25,294,068 shares of Common Stock underlying the Pre-Funded Warrants with an exercise price per share equal to $0.01, and (iii) 5,264,752 shares of Common Stock underlying the Strategic Advisor Warrants with an exercise price per share equal to $0.01.Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Company’s common stock, par value $0.01 per share (“Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock.